Exchange rates (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Exchange Rates [Abstract]
Summary of Foreign Exchange Rate

	2025		2024		2023
$1 equivalent	Average	Closing	Average	Closing	Average	Closing
Sterling	£0.76	£0.74	£0.78	£0.80	£0.80	£0.78
Euro	€0.89	€0.85	€0.92	€0.96	€0.92	€0.90